5. OIL AND GAS PROPERTY INTERESTS (Details 1)	Dec. 31, 2012 lease
Number of Leases	17
Land Area	20,992
Annual Lease Payments	CDN $73,472 / USD $73,700
June 15, 2006 [Member]
Number of Leases	3
Land Area	4,864
Annual Lease Payments	CDN $17,024 / USD $17,077
October 19, 2006 [Member]
Number of Leases	4
Land Area	3,584
Annual Lease Payments	CDN $12,544 / USD $12,583
November 2, 2006 [Member]
Number of Leases	4
Land Area	5,632
Annual Lease Payments	CDN $19,712 / USD $19,773
January 11, 2007 [Member]
Number of Leases	4
Land Area	4,608
Annual Lease Payments	CDN $16,128 / USD $16,178
January 24, 2007 [Member]
Number of Leases	2
Land Area	2,304
Annual Lease Payments	CDN $8,064 / USD $8,089